Net Revenues for Service Type (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total net revenues	$ 688,912	$ 734,413	$ 708,824	$ 670,697	$ 622,995	$ 681,747	$ 648,783	$ 630,523	$ 609,703	$ 2,736,929	$ 2,570,756	$ 2,461,044
Business process outsourcing
Segment Reporting Information [Line Items]
Total net revenues	574,061				511,283					2,264,335	2,083,450	1,933,095
IT Services
Segment Reporting Information [Line Items]
Total net revenues	$ 114,851				$ 111,712					$ 472,594	$ 487,306	$ 527,949